Monthly Noteholder's Statement
GE Capital Credit Card Master Note Trust
Series 2007 - 3

Class A-1 LIBOR + 0.0100% Notes
Class A-2 5.400% Notes
Class B 5.4900% Notes
Class C LIBOR + 0.3000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2007 - 3 Indenture Supplement (the "Indenture Supplement"), dated as of June 28, 2007, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2007 - 3 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of December 17, 2007, and with respect to the performance of the Trust during the Monthly Period ended November 21, 2007 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	11/30/2007
Monthly Period Beginning:	10/22/2007
Monthly Period Ending:	11/21/2007
Previous Payment Date:	11/15/2007
Payment Date:	12/17/2007
Interest Period Beginning:	11/15/2007
Interest Period Ending:	12/16/2007
Days in Monthly Period:	31
Days in Interest Period:	32
LIBOR Determination Date	11/13/2007
LIBOR Rate	4.65188%
Is there a Reset Date?	Yes

Reset Date #1:	11/21/2007

I. Trust Receivables Information
a.	Number of Accounts Beginning	50,967,647
b.	Number of Accounts Ending	52,187,370
c.	Average Account Balance (q / b)	385.84

d.	BOP Principal Receivables	19,611,481,628.81
e.	BOP Finance Charge Receivables	847,473,899.54
f.	BOP Total Receivables	20,458,955,528.35

g.	Increase in Principal Receivables from Additional Accounts	436,692,326.84
h.	Increase in Principal Activity on Existing Securitized Accounts	2,814,331,232.46
i.	Increase in Finance Charge Receivables from Additional Accounts	5,720,129.20
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	436,798,788.65
k.	Increase in Total Receivables	3,693,542,477.15

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,726,317,314.93
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	423,427,725.97
p.	Decrease in Total Receivables	3,149,745,040.90

q.	EOP Aggregate Principal Receivables	20,136,187,873.18
r.	EOP Finance Charge Receivables	866,565,091.42
s.	EOP Total Receivables	21,002,752,964.60

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	16,357,795,275.59
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 4.0%)	805,447,514.93
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.c.ii+II.a.ii+II.b.iii))	4,078,392,597.59

II. Investor Information (Trust Level)
a.	Note Principal Balance (Sum of all Series)
i.	Beginning of Interest Period	15,754,425,000.00
ii.	Increase in Note Principal Balance due to New Issuance	0.00
iii.	Decrease in Note Principal Balance due to Principal Paid	0.00
iv.	As of Payment Date	15,754,425,000.00

b.	Excess Collateral Amount (Sum of all Series)
i.	Beginning of Interest Period	589,120,275.59
ii.	Additional Enhancement Amount	0.00
iii.	Increase in Excess Collateral Amount due to New Issuance	0.00
iv.	Reductions in Required Excess Collateral Amount	3,250,000.00
v.	Increase in Unreimbursed Investor Charge-Off	0.00
vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
ix.	As of Payment Date	585,870,275.59

c.	Collateral Amount (Sum of all Series)
i.	End of Prior Monthly Period	16,387,295,354.33
ii.	Beginning of Interest Period	16,057,795,275.59
iii.	As of Payment Date	15,959,295,275.59

III. Trust Performance Data (Monthly Period)
a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
i.	Current	25.0075%
ii.	Prior Monthly Period	23.6276%
iii.	Two Months Prior Monthly Period	25.3739%
iv.	Three-Month Average	24.6697%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
i.	Current	13.3379%
ii.	Prior Monthly Period	13.0494%
iii.	Two Months Prior Monthly Period	13.3757%
iv.	Three-Month Average	13.2543%

c.	Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
i.	Current	6.7645%
ii.	Prior Monthly Period	5.4723%
iii.	Two Months Prior Monthly Period	6.1652%
iv.	Three-Month Average	6.1340%

d.	Default Amount for Defaulted Accounts	110,552,055.81

e.	Collections
i.	Total Trust Finance Charge Collections	387,275,229.05
ii.	Total Trust Principal Collections	2,615,765,259.12
iii.	Total Trust Collections	3,003,040,488.17

f.	Delinquency Data	Percentage	Total Receivables
i.	15-29 Days Delinquent	5.2735%	1,107,580,694.07
ii.	30-59 Days Delinquent	1.6381%	344,047,021.85
iii.	60-89 Days Delinquent	1.0701%	224,756,230.42
iv.	90-119 Days Delinquent	0.8110%	170,331,805.88
v.	120-149 Days Delinquent	0.7146%	150,090,615.12
vi.	150-179 Days Delinquent	0.5582%	117,239,176.30
vii.	180 or Greater Days Delinquent	0.0000%	7,240.43

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
i.	Current	18.2272%
ii.	Prior Monthly Period	18.1769%
iii.	Two Months Prior Monthly Period	19.1676%
iv.	Three-Month Average	18.5239%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
i.	Current	6.8775%
ii.	Prior Monthly Period	7.0340%
iii.	Two Months Prior Monthly Period	7.5706%
iv.	Three-Month Average	7.1607%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
i.	Current	11.3497%
ii.	Prior Monthly Period	11.1429%
iii.	Two Months Prior Monthly Period	11.5970%
iv.	Quarterly Excess Spread Percentage	11.3632%

V. Investor Information Regarding Distributions to Noteholders
a.	The total amount of the distribution to Class A-1 Noteholders per $1000 Note	4.143893
	Initial Principal Balance.

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on	4.143893
	the Class A-1 Notes, per $1000 Note Initial Principal Balance.

c.	The amount of the distribution set forth in paragraph a. above in respect of principal	0.000000
	on the Class A-1 Notes, per $1000 Note Initial Principal Balance.

d.	The total amount of the distribution to Class A-2 Noteholders per $1000 Note	4.500000
	Initial Principal Balance.

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on	4.500000
	the Class A-2 Notes, per $1000 Note Initial Principal Balance.

f.	The amount of the distribution set forth in paragraph d. above in respect of principal	0.000000
	on the Class A-2 Notes, per $1000 Note Initial Principal Balance.

g.	The total amount of the distribution to Class B Noteholders per $1000 Note	4.575000
	Initial Principal Balance.

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on	4.575000
	the Class B Notes, per $1000 Note Initial Principal Balance.

i.	The amount of the distribution set forth in paragraph g. above in respect of principal	0.000000
	on the Class B Notes, per $1000 Note Initial Principal Balance.

j.	The total amount of the distribution to Class C Noteholders per $1000 Note	4.401671
	Initial Principal Balance.

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on	4.401671
	the Class C Notes, per $1000 Note Initial Principal Balance.

l.	The amount of the distribution set forth in paragraph j. above in respect of principal	0.000000
	on the Class C Notes, per $1000 Note Initial Principal Balance.

VI. Investor Information
a.	Class A-1 Note Initial Principal Balance	949,750,000.00
b.	Class A-2 Note Initial Principal Balance	269,000,000.00
c.	Class B Note Initial Principal Balance	138,750,000.00
d.	Class C Note Initial Principal Balance	97,500,000.00
e.	Initial Excess Collateral Amount	45,000,000.00
f.	Initial Collateral Amount	1,500,000,000.00

g.	Class A-1 Note Principal Balance
i.	Beginning of Interest Period	949,750,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	949,750,000.00

h.	Class A-2 Note Principal Balance
i.	Beginning of Interest Period	269,000,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	269,000,000.00

i.	Class B Note Principal Balance
i.	Beginning of Interest Period	138,750,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	138,750,000.00

j.	Class C Note Principal Balance
i.	Beginning of Interest Period	97,500,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	97,500,000.00

k.	Excess Collateral Amount
i.	Beginning of Interest Period	45,000,000.00
ii.	Reduction in Excess Collateral Amount	0.00
iii.	As of Payment Date	45,000,000.00

l.	Collateral Amount
i.	Beginning of Interest Period	1,500,000,000.00
ii.	Increase / Decrease in Unreimbursed Investor Charge-Offs	0.00
iii.	Increase / Decrease in Reallocated Principal Collections	0.00
iv.	Reduction in Excess Collateral Amount	0.00
v.	Principal Accumulation Account Deposit	0.00
vi.	As of Payment Date	1,500,000,000.00
vii.	Collateral Amount as a Percentage of Note Trust Principal Balance	7.4493%
viii.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

m.	Required Excess Collateral Amount	45,000,000.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information
a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	1,500,000,000.00

b.	Allocation Percentage Numerator - for Principal Collections	1,500,000,000.00

c.	Allocation Percentage Denominator

i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	19,611,481,628.81
ii.	Number of Days at Balance	30
iii.	Aggregate Principal Receivables Balance on Reset Date 1	20,136,187,873.18
iv.	Number of Days at Balance	1
v.	Average Principal Balance	19,628,407,636.69

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	16,157,795,275.59
	Finance Charge Collections and Default Amounts

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	16,357,795,275.59
	Principal Collections

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)	7.6420%
g.	Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)	7.6420%
h.	Series Allocation Percentage	9.2834%

IX. Collections and Allocations	Trust	Series

a. Finance Charge Collections	387,275,229.05	29,595,515.56
b. Recoveries	21,419,941.62	1,636,908.76
c. Principal Collections	2,615,765,259.12	199,896,393.09
d. Default Amount	110,552,055.81	8,448,371.71
e. Dilution	249,832,783.23	19,092,184.24
f. Investor Uncovered Dilution Amount	0.00	0.00
g. Available Finance Charge Collections
i.	Investor Finance Charge Collections	29,595,515.56
ii.	Excess Finance Charge Collections allocable to Series 2007 - 3	0.00
iii.	Principal Accumulation Account Investment Proceeds	0.00
iv.	Investment earnings in the Reserve Account	0.00
v.	Reserve Account Draw Amount	0.00
vi.	Net Swap Receipts	0.00
vii.	Recoveries	1,636,908.76
h. Available Finance Charge Collections (Sum of g.i through g.vii)		31,232,424.32
i. Total Collections (c.Series + h.)		231,128,817.41
j. Total Finance Charge Collections deposited in the Collection Account		6,503,364.71
(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a. Available Finance Charge Collections	31,232,424.32

i. On a pari passu basis:
a. Payment to the Indenture Trustee, to a maximum of $25,000	0.00
b. Payment to the Trustee, to a maximum of $25,000	0.00
c. Payment to the Administrator, to a maximum of $25,000	32.49

ii. To the Servicer:
a. Noteholder Servicing Fee	2,500,000.00
b. Noteholder Servicing Fee previously due but not paid	0.00
c. Total Noteholder Servicing Fee	2,500,000.00

iii. On a pari passu basis:
a. Class A-1 Monthly Interest	3,935,662.69
b. Class A-1 Deficiency Amount	0.00
c. Class A-1 Additional Interest	0.00
d. Class A-1 Additional Interest not paid on prior Payment Date	0.00
e. Class A-1 Net Swap Payments	265,925.78
f. Class A-1 Net Swap Payments not paid on a prior Payment Date	0.00
iv. On a pari passu basis:
a. Class A-2 Monthly Interest	1,210,500.00
b. Class A-2 Deficiency Amount	0.00
c. Class A-2 Additional Interest	0.00
d. Class A-2 Additional Interest not paid on prior Payment Date	0.00
v. On a pari passu basis:
a. Class B Monthly Interest	634,781.25
b. Class B Deficiency Amount	0.00
c. Class B Additional Interest	0.00
d. Class B Additional Interest not paid on prior Payment Date	0.00
vi. On a pari passu basis:
a. Class C Monthly Interest	429,162.93
b. Class C Deficiency Amount	0.00
c. Class C Additional Interest	0.00
d. Class C Additional Interest not paid on prior Payment Date	0.00
e. Class C Net Swap Payments	27,299.57
f. Class C Net Swap Payments not paid on a prior Payment Date	0.00
vii. To be treated as Available Principal Collections
a. Aggregate Investor Default Amount	8,448,371.71
b. Aggregate Investor Uncovered Dilution Amount	0.00

viii. To be treated as Available Principal Collections, to the extent not previously reimbursed
a. Investor Charge-offs	0.00
b. Reallocated Principal Collections	0.00

ix. Excess of Required Reserve Account Amount Over Available Reserve Account Amount	0.00

x. Amounts required to be deposited to the Spread Account	0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall	0.00

xii. On a pari passu basis:
a. Partial or early termination or other additional amount owed to Class A-1 Swap	0.00
Counterparty
b. Partial or early termination or other additional amount owed to Class C Swap	0.00
Counterparty

xiii. Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, second, paid to the Transferor, to be applied in accordance with Section 8.6 of the Indenture unless:	13,780,687.90

a.	There is an Early Amortization Period, in which case Excess Finance Charge Collections will be used to pay Monthly Principal; or	0.00

b.	GE Capital's long term unsecured debt rating is Aa2 or lower by Moody's or AA or lower by S&P and the Free Equity Amount is less than the Minimum Free Equity Amount, in which case Excess Finance Charge Collections will be deposited to the Excess Funding Account up to such shortfall	0.00

XI. Excess Finance Charge Collections (Group One)
a.	Total Excess Finance Charge Collections in Group One	149,514,111.86
b.	Finance Charge Shortfall for Series 2007 - 3	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2007 - 3	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)
a.	Investor Principal Collections	199,896,393.09
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7	0.00
c.	Plus: Shared Principal Collections allocated to this Series	0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)	8,448,371.71
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)	0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to	0.00
	pay principal on the Notes pursuant to Section 4.4(a)(xii)
g.	Available Principal Collections (Deposited to Principal Account)	208,344,764.80

i.	During the Revolving Period, Available Principal Collections treated as Shared Principal	208,344,764.80
	Collections Pursuant to Section 4.4(b)
ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the	0.00
	Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)
iii.	During the Early Amortization Period, Available Principal Collections deposited to the	0.00
	Distribution Account pursuant to Section 4.4(c)
iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)	208,344,764.80
v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
a. Principal paid to Class A-1 Noteholders	0.00
b. Principal paid to Class A-2 Noteholders	0.00
c. Principal paid to Class B Noteholders	0.00
d. Principal paid to Class C Noteholders	0.00
vi.	Total Principal Collections Available to Share (Inclusive of Series 2007 - 3)	2,175,664,223.30
vii.	Series Principal Shortfall	0.00
viii.	Shared Principal Collections allocated to this Series from other Series	0.00

XIII. Series 2007 - 3 Accumulation
a.	Controlled Accumulation Period Length in months (scheduled)	10.00
b.	Controlled Accumulation Amount	0.00
c.	Controlled Deposit Amount	0.00
d.	Accumulation Shortfall	0.00
e.	Principal Accumulation Account Balance
i.	Beginning of Interest Period	0.00
ii.	Controlled Deposit Amount	0.00
iii.	Withdrawal for Principal Payment	0.00
iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a. Reserve Account Funding Date (scheduled)	6/15/2009
b. Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)	0.00
c. Beginning Available Reserve Account Amount	0.00
d. Reserve Draw Amount	0.00
e. Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h. Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a. Spread Account Percentage	0.00%
b. Required Spread Account Amount	0.00
c. Beginning Available Spread Account Amount	0.00
d. Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e. Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f. Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g. Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h. Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i. Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j. Ending Available Spread Account Amount	0.00

XVI. Series Early Amortization Events
a. The Free Equity Amount is less than the Minimum Free Equity Amount	No

Free Equity:
i.	Free Equity Amount	4,078,392,597.59
ii.	Minimum Free Equity Amount	805,447,514.93
iii.	Excess Free Equity Amount	3,272,945,082.66

b. The Note Trust Principal Balance is less than the Required Principal Balance	No

Note Trust Principal Balance:
i.	Note Trust Principal Balance	20,136,187,873.18
ii.	Required Principal Balance	16,357,795,275.59
iii.	Excess Principal Balance	3,778,392,597.59

c.* The three-month average Portfolio Yield is less than three-month average Base Rate	No

Portfolio Yield:
i.	Three month Average Portfolio Yield	18.5239%
ii.	Three month Average Base Rate	7.1607%
iii.	Three Month Average Excess Spread	11.3632%

d. The Note Principal Balance is outstanding beyond the Expected Principal Payment Date	No

i.	Expected Principal Payment Date	06/15/2010
ii.	Current Payment Date	12/17/2007

e. Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f. Are there any material breaches or pool of assets representations and warranties or covenants?	No

g. Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h. Has an early amortization event occurred?	No

* The Servicer has determined that Recoveries as reported on prior Monthly Noteholder's Statements were overstated. The overstatement of Recoveries in prior Monthly Periods did not affect payments made to the Noteholders of any Series and did not affect the determination as to whether an Early Amortization Event would have occurred for any Series during any prior Monthly Period. The Portfolio Yields for the Monthly Periods ended September 21, 2007 and October 21, 2007 were previously reported as 19.5926% and 18.5821%. The correct Portfolio Yields for these Monthly Periods are 19.1676% and 18.1769%, and the corrected Portfolio Yields have been used for purposes of calculating the three-month average Portfolio Yield in this report.
The Form 10-D be filed with the SEC for this Monthly Period will contain additional information concerning this matter.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 12th day of December 2007 .

GE MONEY BANK, as Servicer

By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President Securitization